TERM LOAN AND CREDIT AGREEMENT (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 21, 2021	Nov. 30, 2024	Nov. 30, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Cash and Cash Equivalents [Line Items]
Face amount	$ 12,400,000	$ 1,500,000
Maturity date	Dec. 21, 2026
Interest rate	10.50%
Interest payments due date	Feb. 15, 2022
Debt instrument, payment terms						Pursuant to the Credit Agreement, the Company is required to make interest only payments for the first 24 months (which may be extended to 36 months under prescribed circumstances), after which payments will include principal amortization that accommodates a 40% balloon principal payment at maturity. The Company and the Lender have negotiated the terms under which the Company will be allowed to extend the interest-only period and delay the start of principal repayment.			Pursuant to the Credit Agreement, the Company will be required to make interest only payments for the first 24 months (which may be extended to 36 months under prescribed circumstances), after which payments will include principal amortization that accommodates a 40% balloon principal payment at maturity. The Company and the Lender have negotiated the terms under which the Company will be allowed to extend the interest-only period and delay the start of principal repayment.
Principal repayments	$ 600,000					$ 2,400,000		$ 600,000	$ 2,400,000
Loans payable current portion				$ 2,400,000		2,400,000			2,400,000
Origination fee amount	120,000
Debt financing	193,437
Professional fee	48,484
Term loan exit fee	144,953	1,425,000
Gross proceeds	12,000,000
Repayment of short term debt	1,574,068
Fair value of warrants	$ 1,042,149
Interest expense			$ 364,000
Warrants issued	57,536
Issuance of warrants	$ 198,713
Proceeds from short term debt		635,000								$ 853,030
Debt instrument interest amount		$ 1,500,000
Warrants shares issues		600,000
Warrants price per share		$ 0.50
Debt instrument term		5 years
Amortization of debt discount expense				190,495	$ 52,627	344,067	$ 104,458		356,778	206,224
Interest payable current				338,058	1,107,791	338,058	1,107,791		404,621	795,656
Warrants term		7 years
Term Loan [Member]
Cash and Cash Equivalents [Line Items]
Interest expense				$ 570,296	$ 495,783	$ 1,142,138	$ 987,135		$ 2,180,897	$ 1,981,054
Cash [Member]
Cash and Cash Equivalents [Line Items]
Debt financing	$ 50,000